RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Oher Post-Retirement Benefits Obligation - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Oher Post-Retirement Benefits Obligation [Line Items]
At 1 January	£ (236)	£ (200)
Actuarial (loss) gain	92	(33)
Insurance premiums paid	7	7
Charge for the year	(369)	(287)	£ (315)
Exchange and other adjustments		(2)
At 31 December	(144)	(236)	(200)
Other post-retirement benefit schemes [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Oher Post-Retirement Benefits Obligation [Line Items]
Charge for the year	£ (7)	£ (8)	£ (8)